Share Capital and Contributed Surplus	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Share Capital and Contributed Surplus
14.	Share Capital and Contributed Surplus

(a)	Authorized shares

The authorized capital stock of the Company is an unlimited number of common shares and an unlimited number of preferred shares issuable in series.

The Company has no preferred shares outstanding.

(b)	Common shares

Common share transactions are as follows:

During the six months ended August 31, 2026

(i)	On March 11, 2026, the Company issued 300,000 common shares on the exercise of 300,000 options, for total proceeds of $120,000. The options’ issue date value of $90,806 was reclassified upon exercise from contributed surplus to share capital.

(ii)	In April 2026, the Company issued 2,448,939 common shares on the exercise of 2,448,939 warrants, for total proceeds of $3,061,174. The warrants’ issue date value of $116,986 was reclassified upon exercise from contributed surplus to share capital.

(iii)	On June 12, 2026, the Company issued 6,277,570 flow-through shares at a price of $2.00 per share, for gross proceeds of $12,555,140, with a flow-through premium deduction of $2,448,253, and 1,432,750 units at a price of $2.00 per unit, for gross proceeds of $2,865,500. Each unit was comprised of one common share and one common share purchase warrant, with each warrant exercisable for one common share at a price of $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause, valued using the residual method at $558,773. In connection with the issuances, the Company paid $156,881 in cash finders’ fees, and issued 322,920 compensation shares with a fair value of $519,902 based on the fair market value of $1.61 per share and 401,360 compensation warrants with a fair value of $59,470 computed using the Black Scholes pricing model, exercisable at $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause.

(iv)	On July 10, 2026, the Company issued 960,500 flow-through shares at a price of $2.00 per share, for gross proceeds of $1,921,000, with a flow-through premium deduction of $518,670, and 178,325 units at a price of $2.00 per unit, for gross proceeds of $356,650. Each unit was comprised of one common share and one common share purchase warrant, with each warrant exercisable for one common share at a price of $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause, valued using the residual method at $96,296. In connection with the issuance, the Company paid $12,000 in cash finders’ fees, and issued 8,040 compensation shares with a fair value of $11,738 based on the fair market value of $1.46 per share and 14,040 compensation warrants with a fair value of $1,097 computed using the Black Scholes pricing model, exercisable at $2.50 per common share until December 31, 2026, subject to an accelerated expiry clause.

(v)	On July 10, 2026, the Company issued 16,475 common shares upon the exercise of RSUs, following the cancellation of 30,525 RSUs held by a consultant and the accelerated vesting of the remaining 16,475 RSUs. The RSUs’ grant date fair value of $16,310 was reclassified upon exercise from contributed surplus to share capital.

(vi)	On August 25, 2026, the Company issued 300,000 common shares on the exercise of 300,000 options, for total proceeds of $195,000. The options’ issue date value of $58,432 was reclassified upon exercise from contributed surplus to share capital.

(vii)	On August 31, 2026, the Company issued 975,134 common shares upon the exercise of RSUs vested to directors, management and consultants. The RSUs’ grant date fair value of $970,616 was reclassified upon exercise from contributed surplus to share capital.

During the six months ended August 31, 2025

(viii)	In May 2025, the Company issued 5,041,880 flow-through shares at a price of $0.35 per share, for gross proceeds of $1,764,658, with a flow-through premium deduction of $100,838, and 1,789,990 units, at a price of $0.35 per unit, for gross proceeds of $626,497. Each unit was comprised of one common share and one half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause, valued using the residual method at $35,800. In connection with the above private placements, the Company paid $800 in cash finders’ fees, issued 244,478 compensation shares with a fair value of $37,520 based on the fair market value of $0.33 per share for 113,697 shares, and a fair value of $47,735 based on the fair market value of $0.37 per share for 130,781 shares, and issued 218,193 compensation warrants with a fair value of $12,591 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.

(ix)	On June 2, 2025, the Company issued 2,883,429 flow-through shares at a price of $0.35 per share, for gross proceeds of $1,009,200, and 334,757 units, at a price of $0.35 per unit, for gross proceeds of $117,164. Each unit is comprised of one common share and one-half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause. In connection with the issuances, the Company issued 226,674 compensation shares with a fair value of $91,803 based on the fair market value of $0.41 per share and 226,674 compensation warrants with a fair value of $21,209 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.

(x)	In July 2025, the Company issued 12,856,513 flow-through shares at a price of $0.35 per share, for gross proceeds of $4,499,780, and 550,142 units, at a price of $0.35 per unit, for gross proceeds of $192,549. Each unit is comprised of one common share and one-half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause. In connection with the issuances, the Company paid $1,600 in cash finder’s fees, and issued 894,998 compensation shares with a fair value of $228,210 based on the fair market value of $0.36 per share for 642,844 shares, and a fair value of $114,730 based on the fair market value of $0.46 per share for 252,154 shares and 899,570 compensation warrants with a fair value of $64,680 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.

(xi)	On August 21, 2025, the Company received $5,000 for the issuance of 10,000 flow-through shares at a price of $0.50 per share, with a flow-through premium deduction of $350. These shares were issued on September 12, 2025.

(xii)	On August 22, 2025, the Company issued 4,749,000 flow-through shares at a price of $0.50 per share, for gross proceeds of $2,374,500, with a flow-through premium deduction of $118,725, and 1,150,000 units, at a price of $0.50 per unit, for gross proceeds of $575,000. Each unit is comprised of one common share and one-half of one common share purchase warrant with each whole warrant exercisable for one common share at a price of $0.50 per common share until December 31, 2025, subject to an accelerated expiry clause, valued using the residual method at $28,750. In connection with the issuances, the Company paid $25,200 in cash finder’s fees, and issued 218,320 compensation shares with a fair value of $103,702 based on the fair market value of $0.48 per share, and 268,720 compensation warrants with a fair value of $28,167 computed using the Black Scholes pricing model, exercisable at $0.50 per common share, until December 31, 2025, subject to an accelerated expiry clause.

(xiii)	On August 31, 2025, the Company issued 2,658,780 common shares upon the exercise of RSUs for services received from its directors, management and staff. The fair value of the RSUs on the grant date was computed as $771,046 and was reclassified upon exercise from contributed surplus to capital stock.

(c)	Omnibus Plan

On July 26, 2023, the Omnibus Equity Incentive Plan (the “Omnibus Plan”) was approved and adopted by the Board, which was implemented on August 25, 2023. The Omnibus Plan was amended on July 24, 2024 and was subsequently amended and re-approved by shareholders on August 28, 2026 for a further three-year term ending August 28, 2029. Under the Omnibus Plan, eligible persons may be allocated a number of Awards as the board deems appropriate, with vesting provisions also to be determined by the board. Upon vesting, eligible participants are entitled to receive cash or common shares from treasury to satisfy all or any portion of a vested RSU award. The expiry date of options granted pursuant to the Omnibus Plan is set by the board and must not be later than ten years from the date of grant. The Omnibus Plan is a “rolling” share-based compensation plan pursuant to which the aggregate number of common shares reserved for issue under the Omnibus Plan may not exceed twenty percent (20%) of the common shares issued and outstanding at the time of option or RSU grant.

(d)	Restricted Share Units

On March 1, 2026, the Company granted 1,975,000 RSUs to directors, management and consultants. The RSUs vest as follows: (i) 987,500 on August 31, 2026; and (ii) 987,500 on February 28, 2027.

On July 10, 2026, the Company granted 51,134 RSUs to a director. The RSUs vest as follows: (i) 11,134 on August 31, 2026; and (ii) 40,000 on February 28, 2027.

On July 10, 2026, the Company cancelled 30,525 RSUs held by a consultant following the consultant’s resignation and accelerated the vesting of the remaining 16,475 RSUs.

The following details the changes in outstanding RSUs for the six months ended August 31, 2025 and 2026:

Number of RSUs
Outstanding, February 28, 2025	—
Granted during the period	2,658,780
Vested and exercised during the period	(2,658,780)
Outstanding, August 31, 2025	—

Outstanding, February 28, 2026	—
Granted during the period	2,026,134
Cancelled during the period	(30,525)
Vested and exercised during the period	(991,609)
Outstanding, August 31, 2026	1,004,000

For the six months ended August 31, 2026, the Company recorded $1,484,637 of share-based compensation related to the vesting of RSUs (2025 - $771,046).

(e)	Options

On March 31, 2026, an officer of the Company was granted 300,000 options. The options vest at the rate of 25% every 6 months for two years following the date of grant. The options expire on December 29, 2028.

On July 10, 2026, a director of the Company was granted 300,000 options with an exercise price of $2.00 per share. The options vest at the rate of 25% every 6 months for two years following the date of grant and expire on December 29, 2028.

On July 12, 2026, the Board of Directors approved an extension of the expiry date of stock options held by a former consultant to the date that is one year after the date of termination on July 7, 2026, in accordance with the Company’s Omnibus Equity Incentive Plan.

The following details the changes in outstanding options for the six months ended August 31, 2025 and 2026:

	Number of Options	Weighted Average Exercise Price $
Outstanding, February 28, 2025	8,500,000	0.37
Issued during the period	—	—
Expired during the period	(600,000)	0.65
Outstanding, August 31, 2025	7,900,000	0.35

Outstanding, February 28, 2026	7,650,000	0.72
Issued during the period	600,000	1.49
Exercised during the period	(600,000)	0.53
Outstanding, August 31, 2026	7,650,000	0.79

The following is a summary of options outstanding and exercisable as of August 31, 2026:

Expiry date	Number of options outstanding	Number of options exercisable	Exercise price $	Life remaining
December 29, 2026	150,000	150,000	0.40	0.33
April 16, 2027	250,000	250,000	0.40	0.63
July 10, 2027	150,000	150,000	0.40	0.86
December 29, 2028	1,800,000	1,800,000	0.40	2.33
December 29, 2028	4,700,000	1,175,000	0.90	2.33
December 29, 2028	300,000	—	0.98	2.33
December 29, 2028	300,000	—	2.00	2.33
	7,650,000	3,525,000

For the six months ended August 31, 2026, the Company recorded $921,775 of share-based compensation related to the vesting of options (2025 - $93,922). The fair value of options issued was determined based on the Black Scholes pricing model, with the following weighted average inputs:

Weighted Averages	For the six months ended August 31, 2026	For the six months ended August 31, 2025
Share price	$1.22	—
Dividend yield	Nil	—
Exercise price	$1.49	—
Risk-free interest rate	2.82%	—
Expected volatility	96.71%	—
Expected expiration	2.61	—

(f)	Warrants

In April 2026, 2,169,911 warrants with an exercise price of $1.25 expired unexercised.

On June 12, 2026, the Company issued 1,432,750 warrants as part of the issuance of units, with each warrant exercisable for one common share at a price of $2.50 until December 31, 2026, subject to an accelerated expiry date. The warrants are valued using the residual method at $558,773. The Company also issued 401,360 finders’ warrants, with each warrant exercisable at a price of $2.50 per common share, until December 31, 2026, subject to an accelerated expiry date. The fair value of the 401,360 finders’ warrants was $59,470 computed using the Black Scholes pricing model.

On July 10, 2026, the Company issued 178,325 warrants as part of the issuance of units, with each warrant exercisable for one common share at a price of $2.50 until December 31, 2026, subject to an accelerated expiry date. The warrants are valued using the residual method at $96,296. The Company also issued 14,040 finders’ warrants, with each warrant exercisable at a price of $2.50 per common share, until December 31, 2026, subject to an accelerated expiry date. The fair value of the 14,040 finders’ warrants was $1,097 computed using the Black Scholes pricing model.

The following details the changes in outstanding warrants for the six months ended August 31, 2025 and 2026:

	Number of warrants	Weighted Average Exercise Price $
Outstanding, February 28, 2025	17,239,664	0.54
Issued during the period	3,525,601	0.50
Outstanding, August 31, 2025	20,765,265	0.53

Outstanding, February 28, 2026	7,243,850	0.94
Issued during the period	2,026,475	2.50
Expired during the period	(2,169,911)	1.25
Exercised during the period	(2,448,939)	1.25
Outstanding, August 31, 2026	4,651,475	1.31

The following is a summary of warrants outstanding and exercisable as at August 31, 2026:

Expiry date	Number of warrants outstanding	Number of warrants exercisable	Exercise price $	Weighted average life remaining
December 31, 2026	2,026,475	2,026,475	2.50	0.33
December 30, 2028	2,625,000	2,625,000	0.40	2.33
	4,651,475	4,651,475